Organization	9 Months Ended
Sep. 30, 2021
SoundHound, Inc. [Member]
Organization [Line Items]
ORGANIZATION

1.      ORGANIZATION

Nature of Operations

SoundHound, Inc. and its subsidiaries (“SoundHound” or the “Company”) was incorporated in Delaware on September 2, 2005 and is headquartered in Santa Clara, California.

The Company turns sound into understanding and actionable meaning. SoundHound’s applications for mobile devices enable humans to interact with the things around them in the same way they interact with each other: by speaking naturally to mobile phones, cars, televisions, music speakers, coffee machines, and every other part of the emerging “connected” world. The Company’s latest product, Hound, leverages its Speech-to-Meaning™ technology to showcase a ground-breaking smartphone experience. The Company’s SoundHound product applies the Company’s technology to music, enabling people to discover, explore, and share the music around them, and even identify songs by singing or humming. In addition, through the Houndify platform, the Company empowers developers to be part of the Speech-to-Meaning™ revolution.

Liquidity and Going Concern

Since inception, the Company has generated recurring losses as well as negative operating cash flows, which has resulted in a net loss of $56,893 for the nine months ended September 30, 2021. As of September 30, 2021, the Company has an accumulated deficit of $364,082. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has funded its operations primarily through equity or debt financings.

The Company plans to continue funding its operations and capital funding needs through a combination of private equity offerings, debt financing, revenue and other sources. Total cash and cash equivalents on hand as of September 30, 2021 was $27,259. The Company’s condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, including the effects of COVID-19, cash requirements for the upcoming year, funding capacity, net working capital, total stockholders’ deficit and future access to capital. The Company has cash available on hand and believes that this cash will be sufficient to fund operations and meet its obligations as they come due within one year from the date these consolidated financial statements are issued. In the event that the Company does not achieve profitability and financing objectives in its current operating plan, management has the ability and commitment to reduce operating expenses as necessary. The Company’s long-term success is dependent upon its ability to successfully raise additional capital, market its existing services, increase revenues, and, ultimately, to achieve profitable operations.

On November 15, 2021, the Company entered into a definitive merger agreement with Archimedes Tech SPAC Partners Co. (the “Business Combination” or the “Merger”) (see Note 17 for additional information). The transaction is expected to deliver up to $244,000 of gross proceeds with an expected closing date in the first quarter of 2022. Should this transaction be completed, management believes the Company’s sources of liquidity will be sufficient to fund the Company’s planned operations and existing obligations within one year after the date that the condensed consolidated financial statements are issued. In the event the transaction is not consummated, the Company will have to seek financing alternatives or reduce costs in order to sustain operations for the twelve months following the date of this filing. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Other Risk and Uncertainties

Subsequent to September 30, 2021, the Company continued to experience the results of the worldwide COVID- 19 pandemic. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which includes significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent COVID-19 ‘Delta’ variant, and the ultimate impact of the CARES Act and other government initiatives.

The COVID-19 pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products incorporating our touch-enabling technologies. This in turn may cause customers to be less able to pay invoices for royalties, licensing fees and usage fees, or may result in a reduction in the royalties, licensing fees and usage fees that the Company earns which are often based on the number of units sold or distributed by customers. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. In addition, any depression or recession resulting from the COVID-19 pandemic may adversely change consumer behavior and demand, including products sold by customers, which may result in a significant reduction in our revenue, results of operations and financial condition. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.